Future Impact of Recently Issued Accounting Standards not yet in Effect:	12 Months Ended
Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
Future Impact of Recently Issued Accounting Standards not yet in Effect:	Future Impact of Recently Issued Accounting Standards not yet in Effect:
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements. The Company intends to adopt these standards, if applicable, when they become effective.

Classification of Liabilities as Current or Non-current - Amendments to IAS 1
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
•What is meant by a right to defer settlement
•That a right to defer must exist at the end of the reporting period
•That classification is unaffected by the likelihood that an entity will exercise its deferral right
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively.
The amendments are not expected to have a material impact on the Company.

Lease Liability in a Sale and Leaseback - Amendments to IFRS 16

On September 22, 2022 the IASB issued amendments to IFRS 16 “Lease Liability in a Sale and Leaseback”. The amendments specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024. Early adoption is permitted.

Since the Company has not entered into any sale and leaseback transactions in which it acts as lessee, as of the date of issuance of the consolidated financial statements, no impacts are expected to arise from the entry into force of these amendments.

Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7

In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
The amendments will be effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted, but will need to be disclosed.
The amendments are not expected to have a material impact on the Company’s consolidated financial statements.